CONSOLIDATED INCOME STATEMENT - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	€ 7,239	€ 8,120	€ 6,152
Cost of sales	(6,529)	(7,448)	(5,488)
Gross profit	710	672	664
Selling and administrative expenses	(302)	(282)	(258)
Research and development expenses	(52)	(48)	(39)
Other gains and losses - net	(19)	(8)	117
Income from operations	337	334	484
Finance costs - net	(141)	(131)	(167)
Income before tax	196	203	317
Income tax (expense) / benefit	(67)	105	(55)
Net income	129	308	262
Net income attributable to:
Equity holders of Constellium	125	301	257
Non-controlling interests	4	7	5
Net income	€ 129	€ 308	€ 262
Earnings per share attributable to the equity holders of Constellium (in Euros)
Basic (in EUR per share)	€ 0.85	€ 2.10	€ 1.82
Diluted (in EUR per share)	€ 0.84	€ 2.06	€ 1.75
Weighted average number of shares
Basic (in shares)	146,129,941	143,625,764	140,995,106
Diluted (in shares)	149,236,102	146,605,716	147,169,971